Mortgage Payable - Schedule of Incremental Borrowing Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mortgage Payable - Schedule of Incremental Borrowing Rate (Details) [Line Items]
Balance, beginning of period	$ 877,127
Additions		993,912
Interest	45,937	16,715
Payments	(534,000)	(133,500)
Balance, end of period	389,064	877,127
Current portion	389,064	488,062
Non-current portion		389,065
Total mortgage payable	$ 389,064	$ 877,127